COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies [Line Items]
Aggregate fixed rent payment to landlord			$ 17,704,000
Second Quarter Twenty Fourteen Acquisition
Commitments And Contingencies [Line Items]
Aggregate fixed rent payment to landlord	$ 36,000,000	$ 36,000,000
Deferred fixed rent	$ 6,000,000	$ 6,000,000
Second Quarter Twenty Fourteen Acquisition | Minimum
Commitments And Contingencies [Line Items]
Fixed rent for lease term deferred	6 years	6 years
Second Quarter Twenty Fourteen Acquisition | Maximum
Commitments And Contingencies [Line Items]
Fixed rent for lease term deferred	11 years	11 years
StoneMor GP Holdings LLC
Commitments And Contingencies [Line Items]
Payment for civil penalty		$ 250,000